Short Term Investments - Schedule of Short-Term Investment Included Convertible Bonds (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Convertible bonds:
Total:	¥ 50,482	$ 7,342	¥ 13,721
Convertible Bond | Zepp International Limited
Convertible bonds:
Convertible bonds			6,513
Convertible Bond | Shenzhen Snowball Technology Co., Ltd., (“Snowball”)
Convertible bonds:
Convertible bonds	16,243
Convertible Bond | Guangzhou Joyrun Technology Co., Ltd. (“Joyrun”)
Convertible bonds:
Convertible bonds	10,751
Convertible Bond | Abee Semi, Inc. (“Abee”)
Convertible bonds:
Convertible bonds	8,097		¥ 7,208
Convertible Bond | Others
Convertible bonds:
Convertible bonds	¥ 15,391